Post-employment Benefits (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Fair value of the plan's assets, beginning balance	R$ 6,799,255	R$ 7,568,268
Return estimated for assets	743,845	837,120
Contributions and distributions	29,808	26,661
Benefits paid	(523,792)	(511,621)
Actuarial gain (losses)	(423,739)	(1,121,173)
Fair value of the plan's assets, ending balance	6,625,377
Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Fair value of the plan's assets, beginning balance	3,347,204	3,629,780
Return estimated for assets	274,486	133,837
Contributions and distributions	151,606	136,730
Benefits paid	(264,096)	(233,908)
Actuarial gain (losses)	22,758	(319,235)
Fair value of the plan's assets, ending balance	3,531,958
Assistance Plan [Member]
IfrsStatementLineItems [Line Items]
Fair value of the plan's assets, beginning balance	196,909	222,148
Return estimated for assets	26,390	6,366
Contributions and distributions
Benefits paid
Actuarial gain (losses)	(57,616)	R$ (31,605)
Fair value of the plan's assets, ending balance	R$ 165,683